Property and Equipment	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property and Equipment

3. Property and Equipment

Property and equipment consist of the following at:

	December 31, 2014	December 31, 2013

Furniture and equipment	$11,901	$-
Less accumulated depreciation	(280)	-
	$11,621	$-

Depreciation expense for the years December 31, 2014 and 2013 was $280 and $-0-, respectively.